STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 35,011	$ 650	$ 125,492	$ (1,306)		$ (89,825)	$ 35,011
Stock-based compensation related to options and unvested shares granted to employees	221		221				221
Issuance of treasury shares upon vesting of shares			(64)	98		(34)
Foreign currency translation adjustment	(54)				(54)		(54)		(54)
Net income (loss)	60					60	60		60
Total comprehensive income, net									6
Balance at Dec. 31, 2009	35,238	650	125,649	(1,208)	(54)	(89,799)	35,238
Stock-based compensation related to options and unvested shares granted to employees	167		167				167
Issuance of treasury shares upon vesting of shares			(88)	134		(46)
Foreign currency translation adjustment	533				533		533		533
Net income (loss)	4,454					4,454	4,454		4,454
Total comprehensive income, net									4,987
Balance at Dec. 31, 2010	40,392	650	125,728	(1,074)	479	(85,391)	40,392
Issuance of ordinary shares	5,000	94	4,906				5,000
Stock-based compensation related to options and unvested shares granted to employees	120		120				120
Issuance of treasury shares upon vesting of shares			(20)	120		(100)
Foreign currency translation adjustment	(305)				(174)		(174)	(131)	(305)
Non-controlling interests	14,255							14,255
Net income (loss)	1,799					(239)	(239)	2,038	1,799
Total comprehensive income, net									1,494
Balance at Dec. 31, 2011	$ 61,261	$ 744	$ 130,734	$ (954)	$ 305	$ (85,730)	$ 45,099	$ 16,162